COMMITMENTS AND CONTINGENCIES - Commercial Commitments Outstanding (Details) - Purchase obligations $ in Thousands	Dec. 31, 2019 USD ($)
Other Commitments
Less Than 1 Year	$ 75,243
1-3 Years	41,423
3-5 Years	0
More Than 5 Years	0
Total Amounts Committed	$ 116,666